Impairment of Goodwill and IPR&D from Acquisition - Summay of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 27,508,000
Acquisition of Sinovac Chengdu		$ 27,508,000
Impairment	(15,686,000)	0	$ 0
Foreign currency translation adjustments	782,000
Goodwill gross	28,728,000	27,508,000
Accumulated impairment losses	(16,124,000)	0
Goodwill	$ 12,604,000	$ 27,508,000